Income taxes (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Current tax assets, current	$ 46,707,525	$ 26,062,856
Refundable tax previous year
Income Taxes [Line Items]
Current tax assets, current	2,566,562	2,114,087
Tax payments in advance
Income Taxes [Line Items]
Current tax assets, current	34,996,163	15,510,712
Other credits [Member]
Income Taxes [Line Items]
Current tax assets, current	599,765	953,366
Payment of absorbed profit provision [Member]
Income Taxes [Line Items]
Current tax assets, current	$ 8,545,035	$ 7,484,691